Investments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 28, 2020	Jun. 30, 2019	Jun. 24, 2018
Investments, Debt and Equity Securities [Abstract]
Realized gain on sale of investments, net	$ (1.5)	$ 0.1	$ 0.1